Carrying Amounts and Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair value measurements, recurring basis	sets measured at fair value on a recurring basis at December 31, 2020 and 2019:

	December 31, 2020			December 31, 2019
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Student Loan Pools	$—	$61,081,465	$—	$—	$40,231,830	$—
SBA Bonds	—	153,305,025	—	—	111,893,099	—
Tax Exempt Municipal Bonds	—	48,816,442	—	—	47,241,494	—
Taxable Municipal Bonds	—	48,348,455	—	—	14,840,410	—
Mortgage-Backed Securities	—	277,773,014	—	—	200,438,007	—
Total	$—	$589,324,401	$—	$—	$414,644,840	$—

Fair value measurements, nonrecurring basis	The table below presents assets and liabilities measured at fair value on a nonrecurring basis as of December 31, 2020 and 2019, aggregated by the level in the fair value hierarchy within which those measurements fall.

	December 31, 2020
Assets	Level 1	Level 2	Level 3	Total
Mortgage Loans Held For Sale	$—	$5,693,400	$—	$5,693,400
Collateral Dependent Impaired Loans (1)	—	—	2,216,948	2,216,948
Foreclosed Assets	—	—	498,610	498,610
Total	$—	$5,693,400	$2,715,558	$8,408,958
	December 31, 2019
Assets	Level 1	Level 2	Level 3	Total
Mortgage Loans Held For Sale	$—	$3,990,606	$—	$3,990,606
Collateral Dependent Impaired Loans (1)	—	—	3,222,746	3,222,746
Foreclosed Assets	—	—	677,740	677,740
Total	$—	$3,990,606	$3,900,486	$7,891,092

Significant unobservable inputs used in the fair value measurements
For Level 3 assets and liabilities measured at fair value on a recurring or non-recurring basis, the significant unobservable inputs used in the fair value measurements were as follows as of December 31, 2020 and 2019:

	Valuation	Significant	2020	2019
Level 3 Assets	Technique	Unobservable Inputs	Range	Range
Collateral Dependent Impaired Loans	Appraised Value	Discount Rates/ Discounts to Appraised Values	14% - 95%	8% - 92%
Foreclosed Assets	Appraised Value/Comparable Sales	Discount Rates/ Discounts to Appraised Values	11% - 72%	18% - 42%

Summary of the carrying value and estimated fair value of financial instruments
The following tables summarize the carrying value and estimated fair value of the Company’s financial instruments as of December 31, 2020 and 2019 presented in accordance with the applicable accounting guidance.

	December 31, 2020
	Carrying	Fair Value
(In Thousands)	Amount	Total	Level 1	Level 2	Level 3
Financial Assets:
Cash and Cash Equivalents	$18,025	$18,025	$18,025	$—	$—
Certificates of Deposits with Other Banks	350	350	—	350	—
Investment and Mortgage-Backed Securities	607,579	608,530	—	608,530	—
Loans Receivable, Net	479,167	481,450	—	—	481,450
FHLB Stock	2,354	2,354	2,354	—	—

Financial Liabilities:
Deposits:
Checking, Savings and Money Market Accounts	$737,571	$737,571	$737,571	$—	$—
Certificate Accounts	180,525	181,487	—	181,487	—
Advances From FHLB	35,000	35,200	—	35,200	—
Borrowings from FRB	48,700	48,978	—	48,978	—
Other Borrowed Money	13,117	13,117	13,117	—	—
Subordinated Debentures	30,000	30,000	—	30,000	—
Junior Subordinated Debentures	5,155	5,155	—	5,155	—